SUBSIDIARY PUBLIC ISSUERS - Condensed Income Statement (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of information about consolidated structured entities [line items]
Revenue	$ 1,437	$ 2,026	$ 3,337	$ 4,099
Net income attributable to unitholders	(1,253)	127	(1,739)	460
Brookfield Property Partners L.P.
Disclosure of information about consolidated structured entities [line items]
Revenue	0	0	0	0
Net income attributable to unitholders	(627)	62	(871)	224
BOP Split
Disclosure of information about consolidated structured entities [line items]
Revenue	10	12	74	23
Net income attributable to unitholders	(63)	56	(7)	163
BPO
Disclosure of information about consolidated structured entities [line items]
Revenue	43	30	82	60
Net income attributable to unitholders	(117)	149	(90)	598
Brookfield Property Preferred Equity Inc.
Disclosure of information about consolidated structured entities [line items]
Revenue	0	0	0	0
Net income attributable to unitholders	0	0	0	0
Brookfield Property Finance ULC
Disclosure of information about consolidated structured entities [line items]
Revenue	15	11	30	19
Net income attributable to unitholders	(49)	(40)	63	(32)
Holding Entities
Disclosure of information about consolidated structured entities [line items]
Revenue	186	716	386	1,272
Net income attributable to unitholders	(1,253)	127	(1,739)	460
Additional holding entities and eliminations
Disclosure of information about consolidated structured entities [line items]
Revenue	0	84	4	278
Net income attributable to unitholders	57	137	(16)	516
Consolidating Adjustments
Disclosure of information about consolidated structured entities [line items]
Revenue	1,183	1,173	2,761	2,447
Net income attributable to unitholders	$ 799	$ (364)	$ 921	$ (1,469)